Accounts receivable - Change in allowances (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Beginning balance	$ 67,482	$ 67,733	$ 184,579
Increase (decrease)	(10,561)	749	(1,103)
Write-off	(18,698)	(1,000)	(115,743)
Ending balance	$ 38,223	$ 67,482	$ 67,733